October 29, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Insured Municipals Income Trust, 28th Insured Multi-Series
          File No. 33-07624   CIK #773882

Ladies/Gentlemen:

      In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on October 26, 1998.

                                    Very truly yours,




                                    Van Kampen Funds Inc.